Property and Equipment, net (Details) - TEMPO AUTOMATION INC - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 15,742	$ 15,113
Less accumulated depreciation		(6,851)	(4,511)
Total property and equipment, net	$ 7,031	8,891	10,602
Manufacturing equipment
Property, Plant and Equipment [Line Items]
Total property and equipment		9,732	9,197
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment		4,811	4,811
Computer equipment
Property, Plant and Equipment [Line Items]
Total property and equipment		489	395
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment		462	462
Software
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 248	$ 248